CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	40,000			40,000			40,000
Preferred stock, par or stated value per share	$ 0.01			$ 0.01			$ 0.01
Preferred shares, outstanding	147			147			147
Stock Issued During Period, Value, New Issues	$ (23,206)						$ 45,000	$ 951,750
Common Stock, Terms of Conversion							the Company has agreed that, on or after April 1, 2022, upon ninety (90) days prior written notice, Steward may sell fifty percent (50%) of the common stock to the Company one-time during each of the following two (2) calendar years thereafter at a price equal to the purchase price under the Purchase Agreement pro-rated for the number of shares being purchased. Notwithstanding the foregoing, the put option shall automatically terminate and be of no further force and effect in the event the market capitalization (as defined in the Purchase Agreement) of the Company is equal to or more than $100,000,000 at any time after the date of the Purchase Agreement.
Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock			5,000,000
Proceeds from Issuance of Common Stock			$ 7,500,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2022 [Member]
Class of Stock [Line Items]
Issuance of common stock				468,250			1,000,000
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Issuance of common stock				2,240,625			100,000
Common Stock [Member] | 20% OID Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Issuance of common stock							468,250
Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of common stock							6	141
Stock Issued During Period, Value, New Issues								$ 1
Series A Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	40,000			40,000			40,000
Preferred stock, par or stated value per share	$ 0.01			$ 0.01			$ 0.01
Series A Preferred Convertible Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock				10,000			10,000
Series A 10% Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share					$ 0.01
Dividend rate				10.00%			10.00%
Preferred stock discount rate percentage					10.00%
Debt Instrument, Unamortized Discount					$ 5,000
Cash					45,000
Payments for Brokerage Fees					$ 0
Sale of Stock, Number of Shares Issued in Transaction					6
Series A 10% Convertible Preferred Stock [Member] | 1 Investor [Member]
Class of Stock [Line Items]
Share Price					$ 7,500
Sale of Stock, Consideration Received on Transaction					$ 50,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share						$ 0.01
Dividend rate						10.00%
Issuance of common stock						141
Preferred stock discount rate percentage						10.00%
Debt Instrument, Unamortized Discount						$ 105,450
Cash						951,750
Payments for Brokerage Fees						$ 53,994
Series A Preferred Stock [Member] | 15 Investors [Member]
Class of Stock [Line Items]
Share Price						$ 6,750
Stock Issued During Period, Value, New Issues						$ 1,057,200
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							40,000	40,000
Preferred stock, par or stated value per share							$ 0.01	$ 0.01
Preferred shares, outstanding	147			147	147		147	141
Series B Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms							In the fourth quarter of 2023, contingent to a Qualified Financing occurring no later than November 30, 2023, the Company proposed the exchange of (i) all outstanding 10% Senior Secured Convertible Notes including accrued interest, (ii) all outstanding 35% Senior Secured Convertible Notes including accrued interest, (iii) all outstanding Promissory Notes including accrued interest, (iv) all outstanding Series A Preferred Convertible Stock including accrued dividends payable, and (v) all open trade payables, for shares of a newly proposed Series B preferred stock with an exchange value of $10 per share. The proposed exchange also included the exchange of all warrants to purchase common stock previously issued in conjunction with (i), (ii), (iii), and (iv) above for new warrants at a quantity calculated at 80% of the original face value of each of the notes and a holder’s initial investment in the Series A Preferred Convertible Stock.